Operating Segments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Interest revenue	$ 38,981	$ 5,799	$ 1,319